UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended:      March 31, 2006
                                                     ---------------------------


 Check here if Amendment [[_]]; Amendment Number:
                                                        ---------
  This Amendment (Check only one.):         [[_]] is a restatement.
                                            [[_]] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:            Strome Investment Management, L.P.
                  -----------------------------------------------
 Address:         100 Wilshire Blvd., 15th Floor
                  -----------------------------------------------
                  Santa Monica, CA 90401
                  -----------------------------------------------

                  -----------------------------------------------

 Form 13F File Number:  28-    04963
                               --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:            Elizabeth Greenwood
                  -----------------------------------------------
 Title:           Chief Compliance Officer
                  -----------------------------------------------
 Phone:           310-917-6600
                  -----------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Elizabeth Greenwood         Santa Monica, CA        05/15/2006
         ----------------------------  ------------------------  ---------------
                 [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[[X]] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[[_]] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[[_]] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


 Number of Other Included Managers:                         0
                                              -------------------

 Form 13F Information Table Entry Total:                   57
                                              -------------------

 Form 13F Information Table value Total:     $        260,506
                                              -------------------
                                                (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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Name of Issuer                 Title of Class    Cusip     Value  Shares/Prn Share/  Put/   Investment    Other        Voting
                                                          (x$1000)  Amount     Prn   Call    Discretion  Managers     Authority
                                                                                            Sole  Shared          Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC.          COM       004225108   1,598   100,000     SH         100,000                100,000
ACCENTIA BIOPHARMA INC               COM       00430L103    50      7,400      SH          7,400                  7,400
ARENA PHARMACEUTICALS INC            COM       040047102   2,717   150,000     SH         150,000                150,000
BIOCRYST PHARMACEUTICALS INC         COM       09058V103    452     25,000     SH         25,000                 25,000
BIOGEN IDEC INC.                     COM       09062X103   7,065   150,000     SH         150,000                150,000
BRISTOL MYERS SQUIBB CO              COM       110122108   4,922   200,000     SH         200,000                200,000
BRISTOL MYERS SQUIBB CO              COM       110122108   4,922   200,000     SH   CALL  200,000                200,000
CABOT MICROELECTRONICS CORP          COM       12709P103    928     25,000     SH         25,000                 25,000
CALUMET SPECIALTY PROD PRTNRS  UT LTD PARTNER  131476103   1,391    50,000     SH         50,000                 50,000
CARDIOME PHARMA CORPORATION          COM       14159U202   4,445   350,000     SH         350,000                350,000
CONEXANT SYSTEMS INC                 COM       207142100   6,900  2,000,000    SH        2,000,000              2,000,000
COPANO ENERGY, L.L.C.             COM UNITS    217202100   5,541   124,466     SH         124,466                124,466
CROSSTEX ENERGY LP                   COM       22765U102   2,488    71,100     SH         71,100                 71,100
CROSSTEX ENERGY, INC.                COM       22765Y104   3,098    40,000     SH         40,000                 40,000
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN  29273R109   1,086    28,000     SH         28,000                 28,000
ENTERPRISE GP HOLDINGS L.P.      UNIT LP INT   293716106   2,089    55,700     SH         55,700                 55,700
ENTERPRISE PRODUCTS PARTNERS         COM       293792107   5,185   210,000     SH         210,000                210,000
GENENTECH INC.                       COM       368710406   4,226    50,000     SH         50,000                 50,000
GENENTECH INC.                       COM       368710406   8451    100,000     SH   CALL  100,000                100,000
GENENTECH INC.                       COM       368710406   12677   150,000     SH   CALL  150,000                150,000
GENENTECH INC.                       COM       368710406   46481   550,000     SH   CALL  550,000                550,000
ID SYSTEMS INC                       COM       449489103    625     25,000     SH         25,000                 25,000
INCYTE CORPORATION                   COM       45337C102    602    100,000     SH         100,000                100,000
INDEVUS PHARMACEUTICALS INC          COM       454072109   2,790   450,000     SH         450,000                450,000
INERGY HOLDINGS, L.P.                COM       45661Q107   2,958    84,300     SH         84,300                 84,300
ISHARES TR                     NASDQ BIO INDEX 464287556   24714   300,000     SH   CALL  300,000                300,000
K-SEA TRANSPORTATION PARTNERS        COM       48268Y101    838     25,000     SH         25,000                 25,000
KULICKE & SOFFA INDS INC             COM       501242101   4,770   500,000     SH         500,000                500,000
KULICKE & SOFFA INDUSTRIES INC NOTE 0.5% 11/3  501242AL5   4,288  5,000,000   PRN        5,000,000              5,000,000
MAGELLAN MIDSTREAM HLDGS, L.P.   COM LP INTS   55907R108   5,120   222,700     SH         222,700                222,700
MEDAREX INC                          COM       583916101   2,644   200,000     SH         200,000                200,000
MITSUBISHI UFJ FINL GROUP, INC  SPONSORED ADR  606822104  10,647   700,000     SH         700,000                700,000
MOTOROLA                             COM       620076109  11,455   500,000     SH         500,000                500,000
MOTOROLA                             COM       620076109   16037   700,000     SH   CALL  700,000                700,000
MOTOROLA                             COM       620076109   16037   700,000     SH   CALL  700,000                700,000


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class    Cusip     Value  Shares/Prn Share/  Put/   Investment    Other        Voting
                                                          (x$1000)  Amount     Prn   Call    Discretion  Managers     Authority
                                                                                            Sole  Shared          Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
MYOGEN, INC.                         COM       62856E104    905     25,000     SH         25,000                 25,000
NORTH AMERICAN PALLADIUM LTD         COM       656912102   6,769   580,000     SH         580,000                580,000
PACIFIC ENERGY PARTNERS L P       COM UNIT     69422R105   2,146    70,200     SH         70,200                 70,200
PARTICLE DRILLING TECHNOLOGIES       COM       70212G101   1,622   302,554     SH         302,554                302,554
PATIENT SAFETY TECHS INC             COM       70322H106    20      6,500      SH          6,500                  6,500
PLAINS ALL AMERICAN PIPELINE
  L.P. COMMON UNITS            UNIT LTD PARTN  726503105   5,475   121,729     SH         121,729                121,729
POWERSHARES ETF TRUST          DYN SEMCT PORT  73935X781   1,960   100,000     SH         100,000                100,000
PROGENICS PHARMACEUTICALS INC        COM       743187106   1,325    50,000     SH         50,000                 50,000
RF MICRO DEVICES INC CMN             COM       749941100   6,055   700,000     SH         700,000                700,000
REGENCY ENERGY PARTNERS LP CMN
  LTD PARTNER INTERESTS         COM UNITS LP   75885Y107   3,104   140,447     SH         140,447                140,447
SEMICONDUCTOR HOLDERS TR          DEP RCPT     816636203  32,688   900,000     SH   CALL  900,000                900,000
SONUS PHARMACEUTICALS INC            COM       835692104    844    140,672     SH         140,672                140,672
TALISMAN ENERGY INC.                 COM       87425E103   5,665   106,530     SH         106,530                106,530
TEXAS INSTRUMENTS INC.               COM       882508104   4,059   125,000     SH         125,000                125,000
TEXAS INSTRUMENTS INC.               COM       882508104   32470  1,000,000    SH   CALL 1,000,000              1,000,000
VALERO L.P.                    COM UT LTD PRT  91913W104    344     6,800      SH          6,800                  6,800
VERISIGN INC                         COM       92343E102   2,399   100,000     SH         100,000                100,000
WILLIAMS PARTNERS L. P.         COM UNIT L P   96950F104   2,985    91,200     SH         91,200                 91,200
SEAGATE TECHNOLOGY                   SHS       G7945J104   9,216   350,000     SH         350,000                350,000
SEAGATE TECHNOLOGY                   SHS       G7945J104   1006     38,200     SH   CALL  38,200                 38,200
SAIFUN SEMICONDUCTORS LIMITED      ORD SHS     M8233P102    622     20,000     SH         20,000                 20,000
TEEKAY LNG PARTNERS LP CMN      PRTNRSP UNITS  Y8564M105    913     29,200     SH         29,200                 29,200